Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets
Cash and cash equivalents (Note 12)	$ 1,734	$ 952	$ 1,407
Current income taxes receivable	78	48	97
Trade and settlement receivables	1,180	1,419	1,413
Inventories (Note 13)	2,065	1,669	1,673
Prepaids and other current assets	260	310	172
Assets held for sale (Note 5 (b))		350
Total current assets	5,317	4,748	4,762
Financial and other assets (Note 14)	907	1,051	1,034
Investments in associates and joint ventures (Note 15)	1,071	943	1,012
Property, plant and equipment (Note 8 and Note 16)	31,050	29,045	27,595
Deferred income tax assets (Note 20)	160	154	112
Goodwill (Note 8 and Note 17)	1,121	1,087	1,114
TOTAL ASSETS	39,626	37,028	35,629
Current liabilities
Trade accounts payable and other liabilities (Note 18)	2,333	2,290	1,870
Current income taxes payable	151	268	199
Debt (Note 19)	32	55	99
Total current liabilities	2,516	2,613	2,168
Debt (Note 19)	5,487	6,314	8,244
Deferred income tax liabilities (Note 20)	6,331	5,579	5,086
Retirement benefit liabilities (Note 21)	482	552	643
Provisions and other liabilities (Note 22)	1,792	1,977	1,322
Total liabilities	16,608	17,035	17,463
Equity
Attributable to shareholders of the company	22,884	19,851	18,007
Attributable to non-controlling interests (Note 24)	134	142	159
Total equity	23,018	19,993	18,166
Total equity and liabilities	$ 39,626	$ 37,028	$ 35,629